Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - Level 3 - JPY (¥)
¥ in Millions
		3 Months Ended				9 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2022		Dec. 31, 2021
Loans held for sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 0				¥ 0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0				0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0				0
Gains or losses (realized/ unrealized), asset, total		0				0
Purchases, asset	[3]	0				0
Sales, asset		0				0
Settlements, asset	[4]	0				0
Transfers in and/or out of Level 3 (net), asset		176,055				176,055
Ending Balance, asset		176,055				176,055
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0				0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0				0
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		195,005		¥ 137,236		141,060		¥ 133,457
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(7,012)		967		2,999		5,248
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,644)		1,827		67		3,654
Gains or losses (realized/ unrealized), asset, total		(12,656)		2,794		3,066		8,902
Purchases, asset	[3]	25,374		29,057		72,735		51,327
Sales, asset		0		0		(5,678)		(7,485)
Settlements, asset		(5,042)	[4]	(30,902)	[4]	(8,502)		(48,016)	[4]
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		202,681		138,185		202,681		138,185
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(7,202)	[1]	390	[1]	2,793	[1]	711	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(5,659)		1,873		431		3,777
Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		3,612		2,791		3,053		2,761
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0		0		0		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(302)		78		257		108
Gains or losses (realized/ unrealized), asset, total		(302)		78		257		108
Purchases, asset	[3]	0		0		0		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		3,310		2,869		3,310		2,869
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		0	[1]	0	[1]	0	[1]	0	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(302)		78		257		108
Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		350		809		697		1,021
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(22)		0		(22)		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1		0		0		0
Gains or losses (realized/ unrealized), asset, total		(21)		0		(22)		0
Purchases, asset	[3]	5,922		0		5,922		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	(70)		(70)		(416)		(282)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		6,181		739		6,181		739
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(55)	[1]	0	[1]	(55)	[1]	0	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1		0		1		0
Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		191,043		133,636		137,310		129,675
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(6,990)		967		3,021		5,248
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,343)		1,749		(190)		3,546
Gains or losses (realized/ unrealized), asset, total		(12,333)		2,716		2,831		8,794
Purchases, asset	[3]	19,452		29,057		66,813		51,327
Sales, asset		0		0		(5,678)		(7,485)
Settlements, asset	[4]	(4,972)		(30,832)		(8,086)		(47,734)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		193,190		134,577		193,190		134,577
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(7,147)	[1]	390	[1]	2,848	[1]	711	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(5,358)		1,795		173		3,669
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		130,372		92,008		112,972		91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	6,778		(413)		10,652		12,322
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(11,489)		2,656		8,203		3,674
Gains or losses (realized/ unrealized), asset, total		(4,711)		2,243		18,855		15,996
Purchases, asset	[3]	2,196		9,200		4,696		22,891
Sales, asset		(67)		(420)		(7,211)		(26,795)
Settlements, asset	[4]	(472)		(218)		(1,994)		(689)
Transfers in and/or out of Level 3 (net), asset		0		(610)		0		(610)
Ending Balance, asset		127,318		102,203		127,318		102,203
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		6,742	[1]	(516)	[1]	9,897	[1]	1,012	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(11,487)		2,630		8,201		3,638
Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		130,372		92,008		112,972		91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	6,778		(413)		10,652		12,322
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(11,489)		2,656		8,203		3,674
Gains or losses (realized/ unrealized), asset, total		(4,711)		2,243		18,855		15,996
Purchases, asset	[3]	2,196		9,200		4,696		22,891
Sales, asset		(67)		(420)		(7,211)		(26,795)
Settlements, asset	[4]	(472)		(218)		(1,994)		(689)
Transfers in and/or out of Level 3 (net), asset		0		(610)		0		(610)
Ending Balance, asset		127,318		102,203		127,318		102,203
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		6,742	[1]	(516)	[1]	9,897	[1]	1,012	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(11,487)		2,630		8,201		3,638
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(24,839)		15,605		(3,772)		13,790
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	10,522		827		(7,964)		2,445
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1,444		433		(1,137)		630
Gains or losses (realized/ unrealized), asset, total		11,966		1,260		(9,101)		3,075
Purchases, asset	[3]	0		0		0		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		(12,873)		16,865		(12,873)		16,865
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		10,522	[1]	827	[1]	(7,964)	[1]	2,445	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,444		433		(1,137)		630
Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(24,839)		15,605		(3,772)		13,790
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	10,522		827		(7,964)		2,445
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1,444		433		(1,137)		630
Gains or losses (realized/ unrealized), asset, total		11,966		1,260		(9,101)		3,075
Purchases, asset	[3]	0		0		0		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		(12,873)		16,865		(12,873)		16,865
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		10,522	[1]	827	[1]	(7,964)	[1]	2,445	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,444		433		(1,137)		630
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,702		5,564		5,214		6,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(776)		(591)		(655)		(1,868)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0		0		0		0
Gains or losses (realized/ unrealized), asset, total		(776)		(591)		(655)		(1,868)
Purchases, asset	[3]	269		414		901		1,464
Sales, asset		0		0		0		0
Settlements, asset	[4]	(57)		(118)		(322)		(624)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		5,138		5,269		5,138		5,269
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(776)	[1]	(591)	[1]	(655)	[1]	(1,868)	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0		0		0		0
Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[6]	5,702		5,564		5,214		6,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[6]	(776)		(591)		(655)		(1,868)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[6]	0		0		0		0
Gains or losses (realized/ unrealized), asset, total	[6]	(776)		(591)		(655)		(1,868)
Purchases, asset	[3],[6]	269		414		901		1,464
Sales, asset	[6]	0		0		0		0
Settlements, asset	[4],[6]	(57)		(118)		(322)		(624)
Transfers in and/or out of Level 3 (net), asset	[6]	0		0		0		0
Ending Balance, asset	[6]	5,138		5,269		5,138		5,269
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(776)		(591)		(655)		(1,868)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	0		0		0		0
Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		170,177		226,221		198,905		266,422
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	1,073		(1,141)		12,752		(7,872)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(67)		9		16		(75)
Gains or losses (realized/ unrealized), liability, total		1,006		(1,132)		12,768		(7,947)
Purchases, liability	[3]	0		0		0		0
Sales, liability		0		0		0		0
Settlements, liability	[4]	(6,213)		(11,145)		(23,179)		(58,161)
Transfers in and/or out of Level 3 (net), liability		0		0		0		0
Ending Balance, liability		162,958		216,208		162,958		216,208
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		1,073	[1]	(1,141)	[1]	12,752	[1]	(7,872)	[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(67)		9		16		(75)
Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[7]	170,177		226,221		198,905		266,422
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[7]	1,073		(1,141)		12,752		(7,872)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[7]	(67)		9		16		(75)
Gains or losses (realized/ unrealized), liability, total	[7]	1,006		(1,132)		12,768		(7,947)
Purchases, liability	[3],[7]	0		0		0		0
Sales, liability	[7]	0		0		0		0
Settlements, liability	[4],[7]	(6,213)		(11,145)		(23,179)		(58,161)
Transfers in and/or out of Level 3 (net), liability	[7]	0		0		0		0
Ending Balance, liability	[7]	162,958		216,208		162,958		216,208
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[7]	1,073		(1,141)		12,752		(7,872)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[7]	¥ (67)		¥ 9		¥ 16		¥ (75)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisAssetGainLossIncludedInEarnings1
[6]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[7]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.